ORGANIZATION AND DESCRIPTION OF BUSINESS	6 Months Ended
Jun. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
NOTE 1:-	ORGANIZATION AND DESCRIPTION OF BUSINESS

a.	General:

monday.com Ltd. (“monday.com” and together with its subsidiaries collectively, “the Company”) was incorporated under the laws of Israel and commenced operations in 2012. The Company operates an artificial intelligence (“AI”) Work Platform that consists of modular building blocks that can be easily used and assembled to create software applications and work management tools and serves as a connective layer to integrate with other systems and applications across an organization. On top of the platform, the Company has built a product suite to address the needs of specific industries and use cases. By using the Company’s AI Work Platform and products, customers can simplify and accelerate their digital transformation, enhance organizational agility, create a unifying workspace across departments, and increase operational efficiency and productivity through AI-powered workflows.

monday.com has ten wholly owned subsidiaries: monday.com Inc. (the “U.S. Subsidiary”), incorporated in the United States in 2016, monday.com UK 2020 Ltd., incorporated under the laws of England in 2020, monday.com Pty Ltd., incorporated in Australia in 2020, monday.com Ltda., incorporated in Brazil in 2021, monday.com K.K., incorporated in Japan in 2021, monday.com Sp.z o.o., incorporated in Poland in 2022, monday.com Pte Ltd., incorporated in Singapore in 2022, monday.com SAS, incorporated in France in 2024, monday.com GmbH, incorporated in Germany in 2024, and monday.com, S.A. DE C.V., incorporated in Mexico in 2025. The subsidiaries primarily engage in providing business development, presale, and customer success services to the Company’s existing and potential customers.

b.	Acquisition of OneAI:

On May 11, 2026 (the "Acquisition Date"), the Company acquired substantially all of the assets of One AI Ltd. and OneAI Inc. (collectively, "OneAI") pursuant to an asset purchase agreement (the "Acquisition"). The acquired set of assets and activities was determined to constitute a business as defined under ASC Topic 805, Business Combinations (“ASC 805”), and accordingly the transaction has been accounted for as a business combination. The Acquisition was completed to accelerate the Company's go-to-market timeline for native voice AI capabilities.

The total consideration transferred was $14,100 (unaudited), paid entirely in cash, comprising (i) $12,600 (unaudited) paid to the seller entity and (ii) $1,500 (unaudited) paid to a departing founder.

The following table summarizes the preliminary allocation of the purchase price to the fair values of the identifiable assets acquired as of the Acquisition Date:

Fair value
(Unaudited)
Acquired technology, net	$3,368
Goodwill	9,851
Deferred tax asset	881
Total consideration	$14,100

The purchase price allocation is preliminary and subject to revision as additional information becomes available during the measurement period (up to one year from the Acquisition Date). Any adjustments identified during the measurement period will be recognized in the period in which they are determined.

Goodwill arising from the Acquisition represents the excess of consideration transferred over the fair value of net identifiable assets acquired. It is attributable primarily to (i) the time-to-market premium — the value of immediately deploying production-ready voice AI capabilities (ii) the assembled workforce with specialized expertise in enterprise voice AI, and (iii) anticipated synergies from integrating native voice capabilities into the Company's AI Work Platform. Goodwill is expected to be deductible for tax purposes over 10 years.

The acquired technology was valued using the replacement cost method, measuring the estimated cost to recreate technology of equivalent utility through internal development, including direct developer compensation costs, associated overhead, and entrepreneurial profit. This approach was selected as the most appropriate measure of value given that the primary driver of the Acquisition was the avoidance of internal build time and recruitment effort rather than the income-generating capacity of the existing product.

The acquired technology is being amortized on a straight-line basis over its estimated useful life of three years, commencing on the Acquisition Date.

A deferred tax asset of $881 (unaudited) was recognized at the Acquisition Date, representing the excess of the tax basis of the acquired technology over its book basis, measured at the Company’s applicable tax rate.

In connection with the Acquisition, the Company entered into retention-based grants with the continuing founders and key employees of OneAI with an aggregate grant-date fair value of $9,421 (of which $6,050 is in restricted share units (“RSUs”) and $3,371 in cash) (unaudited), vesting over four years subject to continued employment. These arrangements have been excluded from the consideration transferred as they are forfeitable upon termination of employment and represent post-combination compensation expense recognized over the requisite service periods.

Revenue and net income attributable to OneAI from the Acquisition Date through June 30, 2026 (unaudited) were not material to the Company's consolidated results. Pro forma disclosures have been omitted as the transaction is not material to the Company's consolidated financial statements.